Derivative instruments and hedging activities - Written Credit Derivatives by External Credit Rating of Underlying Asset (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2015	Mar. 31, 2015
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 24,592	¥ 25,825
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		17,746	18,808
Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6,224	6,044
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		527	673
Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		95	300
AAA Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,587	1,891
AAA Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,472	1,768
AAA Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		77	85
AAA Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 38	¥ 38
AAA Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 1,407	¥ 1,432
AA Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,391	1,418
AA Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 16	¥ 14
AA Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
A Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 9,016	¥ 8,980
A Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,774	4,766
A Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,221	3,936
A Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1	1
A Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		20	277
BBB Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		7,436	8,032
BBB Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6,205	6,722
BBB Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,227	1,306
BBB Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 4	¥ 4
BBB Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
BB Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 3,007	¥ 2,903
BB Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,561	2,526
BB Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		370	376
BB Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1	¥ 1
BB Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		75
Other Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	2,139	¥ 2,587
Other Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	1,343	1,608
Other Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	313	327
Other Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	¥ 483	629
Other Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional			¥ 23	[1]

[1]	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.